Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common shares, par value	$ 0.010	$ 0.001
Common shares, shares authorized	5,000,000,000	2,000,000
Common shares, shares issued	224,100,000	1,920,761
Common shares, shares outstanding	216,900,000	1,920,761